September 3, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004


ATTN:  Keith O'Connell,
       Document Control - EDGAR


Re:    AXP California Tax-Exempt Trust
       File No. 33-5103/811-4646

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 32 (Amendment). This Amendment was filed electronically on August 20, 2003.

If you have any questions or concerns regarding this filing, please contact Mary Lou Lutz at 612-678-1762 or me at 612-671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel